Debt Financing	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Debt Financing [Abstract]
DEBT FINANCING

7. DEBT FINANCING

On September 19, 2024, the Company entered into a Note Purchase Agreement (the “Purchase Agreement”) with a lender (the “Lender”). Pursuant to the provisions of the Purchase Agreement, the Lender agreed to provide a loan to the Company in the amount of $1,000,000 (the “Loan”) and the Company agreed to issue to the Lender a promissory note in the principal amount of $1,000,000 payable within 12 months after the date of issuance, with interest accruing and payable at a rate of 18% per annum (the “Note”). The Purchase Agreement contains customary representations and warranties and obligates the Lender to provide an additional loan to the Company, in the form of a revolving line of credit of up to $1,000,000, upon our initial filing of a Registration Statement for an underwritten or best-efforts public offering for gross proceeds of at least $5,000,000. On September 25, 2024, the Company and the Lender closed the transactions (“Closing”) described in the Purchase Agreement, the Lender provided funds to the Company in the net amount of $959,980 and the Company issued the Note to the Lender in the principal amount of $1,000,000. WestPark served as the placement agent in connection with the Loan and was paid a placement agent fee in the amount of $40,020 for its services.

Debt issuance costs related to the Note totaled $140,020 which comprised of placement agent fee of $40,020 and legal costs of $100,000. The debt issuance cost will be amortized over the loan term of 12 months. The amortization expense which is included in interest expense on the statement of operations, totaled $140,020 for the year ended December 31, 2024.

On October 31, 2024, the Company paid off the outstanding principal balance of $1,000,000 and accrued interest of $18,000 on the Note.

7.	DEBT FINANCING

On September 19, 2024, the Company entered into a Note Purchase Agreement (the “Purchase Agreement”) with a lender (the “Lender”). Pursuant to the provisions of the Purchase Agreement, the Lender agreed to provide a loan to the Company in the amount of $1,000,000 (the “Loan”) and the Company agreed to issue to the Lender a promissory note in the principal amount of $1,000,000 payable within 12 months after the date of issuance, with interest accruing and payable at a rate of 18% per annum (the “Note”). The Purchase Agreement contains customary representations and warranties and obligates the Lender to provide an additional loan to the Company, in the form of a revolving line of credit of up to $1,000,000, upon our initial filing of a Registration Statement for an underwritten or best-efforts public offering for gross proceeds of at least $5,000,000. On September 25, 2024, the Company and the Lender closed the transactions (“Closing”) described in the Purchase Agreement, the Lender provided funds to the Company in the net amount of $959,980 and the Company issued the Note to the Lender in the principal amount of $1,000,000. WestPark served as the placement agent in connection with the Loan and was paid a placement agent fee in the amount of $40,020 for its services.

Debt issuance costs related to the Note totaled $140,020 which comprised of placement agent fee of $40,020 and legal costs of $100,000. The debt issuance cost will be amortized over the loan term of 12 months. The amortization expense which is included in interest expense on the statement of operations, totaled $140,020 for the year ended December 31, 2024.

On October 31, 2024, the Company paid off the outstanding principal balance of $1,000,000 and accrued interest of $18,000 on the Note.